Quarterly Holdings Report
for

Fidelity Freedom® Index 2010 Fund

June 30, 2020

FRX-X10-QTLY-0820
1.906836.110

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 20.4%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $144,306,136)	14,692,549	153,830,989

International Equity Funds - 13.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $94,434,893)	8,689,822	102,366,098

Bond Funds - 42.9%
Fidelity Series Bond Index Fund (a)	27,645,891	300,787,290
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,152,065	22,359,960
TOTAL BOND FUNDS
(Cost $298,048,567)		323,147,250

Inflation-Protected Bond Funds - 7.4%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $53,692,268)	5,377,626	56,196,197

Short-Term Funds - 15.6%
Fidelity Cash Central Fund 0.12% (b)	6,375	6,376
Fidelity Series Treasury Bill Index Fund (a)	11,751,543	117,632,947
TOTAL SHORT-TERM FUNDS
(Cost $117,543,250)		117,639,323
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $708,025,114)		753,179,857
NET OTHER ASSETS (LIABILITIES) - 0.1%		531,144
NET ASSETS - 100%		$753,711,001

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$271,732,748	$29,034,746	$6,213,680	$1,579,230	$54,789	$6,178,687	$300,787,290
Fidelity Series Global ex U.S. Index Fund	92,008,968	4,615,937	9,531,716	--	(836,056)	16,108,965	102,366,098
Fidelity Series Inflation-Protected Bond Index Fund	50,554,600	4,635,250	896,624	29,766	2,263	1,900,708	56,196,197
Fidelity Series Long-Term Treasury Bond Index Fund	20,486,851	2,841,286	391,069	467,650	10,876	(587,984)	22,359,960
Fidelity Series Total Market Index Fund	136,780,743	8,321,372	20,415,035	743,082	(288,587)	29,432,496	153,830,989
Fidelity Series Treasury Bill Index Fund	105,390,371	14,703,166	2,127,453	410,982	562	(333,699)	117,632,947
	676,954,281	64,151,757	39,575,577	3,230,710	(1,056,153)	52,699,173	753,173,481

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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